UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02033

The Reserve Fund
(Exact name of registrant as specified in charter)

The Reserve 1250 Broadway 32nd Floor New York, NY		10001
(Address of principal executive offices)		(Zip code)

Christina Massaro The Reserve 1250 Broadway 32nd Floor New York, NY 10001
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-401-5500

Date of fiscal year end:	November 30

Date of reporting period:	Quarter ended February 29, 2008

Item 1.           Schedule of Investments

THE RESERVE FUND - RESERVE LIQUID PERFORMANCE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS - FEBRUARY 29, 2008 (Unaudited)

Principal
Amount		Value
	COMMERCIAL PAPER - 77.7%
$100,000,000	BNP Paribas Finance Inc, 3.00%, 5/12/08	$99,400,000
200,000,000	Bank of Ireland, 4.81%, 5/8/08 (a)	198,182,889
200,000,000	Beethoven Funding Corp, 5.90%, 3/10/08	199,705,000
200,000,000	Belmont Funding LLC, 5.70%, 3/10/08	199,715,000
500,000	Belmont Funding LLC, 5.85%, 3/20/08	498,456
200,000,000	Concord Minutemen Capital Co., 3.45%, 4/25/08 (a)	198,945,833
200,000,000	Crown Point Capital Co., 3.20%, 5/9/08 (a)	198,773,333
150,000,000	Curzon Funding LLC, 4.05%, 4/14/08 (a)	149,257,500
50,000,000	Curzon Funding LLC, 3.08%, 6/30/08 (a)	49,482,389
200,000,000	Depfa Bank PLC, 4.76%, 6/10/08 (a)	197,329,111
200,000,000	Deutsche Bank Financial LLC, 4.79%, 3/10/08	199,760,500
100,000,000	East-Fleet Finance LLC, 3.55%, 3/3/08	99,980,278
500,000	Ebbets Funding LLC, 5.85%, 3/20/08 (a)	498,456
200,000,000	Ebbets Funding LLC, 5.40%, 4/7/08	198,890,000
100,000,000	Elysian Funding LLC, 3.40%, 3/14/08 (a)	99,877,222
25,000,000	Elysian Funding LLC, 3.43%, 4/24/08	24,871,375
200,000,000	Galleon Capital LLC, 5.78%-5.83%, 3/11/08	199,681,945
115,000,000	Gemini Securitization LLC, 3.90% - 4.15%, 4/14/08 (a)	114,436,556
100,000,000	Gemini Securitization LLC, 3.07%, 5/13/08 (a)	99,377,472
100,000,000	Lexington Parker Capital, 3.45%, 4/25/08 (a)	99,472,917
100,000,000	Lexington Parker Capital, 3.22%, 5/6/08 (a)	99,409,667
205,000,000	Morgan Stanley, 4.17%, 6/20/08	202,364,212
200,000,000	Morrigan TRR Funding LLC, 6.00%, 3/7/08	199,800,000
100,000,000	Societe Generale NY, 3.06%, 5/21/08	99,311,500
200,000,000	Surrey Funding Corp, 3.40%, 3/28/08 (a)	199,490,000
100,000,000	Swedbank, 3.15%, 3/3/08	99,982,500
200,000,000	Tasman Funding Inc., 6.00%, 3/10/08	199,700,000
200,000,000	UBS Finance Delaware LLC, 4.84%, 5/12/08	198,064,000
	Total Commercial Paper (Cost $3,926,258,111)	3,926,258,111

	FLOATING RATE NOTE - 0.1%
1,200,000	Federal Farm Credit Bank, 4.80%, 8/07/08 (Cost $1,199,117) (b)	1,199,117

	NEGOTIABLE BANK CERTIFICATES OF DEPOSIT - 11.9%
	Domestic - 4.0%
200,000,000	Bank of America, N.A., 4.95%, 3/14/08 (Cost $200,000,000)	200,000,000

	Yankees – 7.9%
100,000,000	Barclay’s Bank PLC NY, 3.05%, 5/19/08	100,000,000
100,000,000	Credit Suisse NY, 4.88%, 6/11/08	100,000,000
200,000,000	Dexia Credit Local SA NY, 5.17%, 3/10/08	200,000,210
		400,000,210

	Total Negotiable Bank Certificates of Deposit Yankees (Cost $600,000,210)	600,000,210

	REPURCHASE AGREEMENTS – 10.2%
350,000,000	Barclays Capital, Inc., 3.18%, dated 2/29/08, due 3/3/08, repurchase proceeds at maturity $350,092,750 (collateralized by FNMS 5.00% due 2/1/23 to 8/1/35 valued at $114,815,536, FGRA 3.52% to 4.57% due 1/15/34 to 9/15/37 valued at $125,168,262, FNRA 3.61% due 7/25/37 valued at $80,372,936, FNRM 6.00% due 11/25/31 valued at $40,597,728)		350,000,000

167,570,000

Bear Stearns & Co. Inc., 3.19% dated 2/29/08 due 3/3/08, repurchase proceeds at maturity $167,614,546 (collateralized by GNRR at 0.85% to 4.93% due 10/20/27 to 9/20/35 valued at $50,288,086, GNRM at 3.43% to 7.50% due 9/16/19 to 5/16/37 valued at $10,507,443, GNRJ at 3.84% due 9/26/23 valued at $571,210, GNRP at 5.50% due 1/20/35 valued at $515,509, FNMA at 5.63% due 2/26/38 valued at $197,006, FGRM at 0.00% to 6.00% due 9/15/15 to 12/15/36 valued at $39,250,404, FMRM at 0.00% due 3/15/38 valued at $2,739,211, FNRM at 0.00% due 4/25/14 to 6/25/37 valued at $67,266,404, FRRS at 10.00% to 11.00% due 12/17/20 to 6/17/21 valued at 1,261,911)

			167,570,000

	Total Repurchase Agreements (Cost $517,570,000)		517,570,000

	Total Investments (Cost * $5,045,027,438)	99.9%	5,045,027,438
	Other Assets less Liabilities	0.1	6,045,244
	Nets Assets	100.0%	$5,051,072,682

GLOSSARY

FGRA -	FHLMC Adjustable Rate REMIC
FGRM -	FHLMC Gold REMIC Mortgage-Backed Pass-Through Participation Certificates
FHLMC -	Federal Home Loan Mortgage Corp.
FMRM -	Freddie Mac REMIC Mortgage-Backed Securities
FNMA -	Federal National Mortgage Association
FNMS -	Federal Mortgage-Backed Pass-Through Securities
FNRA -	FNMA REMIC
FNRM -	FNMA REMIC Mortgage-Backed Pass-Through Securities
FRRS -	FHLMC REMIC Securities
GNMA -	Government National Mortgage Association
GNRJ -	GNMA REMIC Securities
GNRM -	GNMA Pass-Through Floating Rate Securities
GNRP -	Federal Eligible GNMA REMIC
GNRR -	PPC Eligible GNMA REMIC
REMIC -	Real Estate Mortgage Investment Conduit

(a) Rule 144A restricted security.
(b) Variable Rate Instrument. This is the rate in effect at the time of this report.
* The cost of investments for federal income tax purposes is the same as the cost for financial reporting purposes.

Item 2.           Controls and Procedures

(a)          It is the conclusion of the registrant’s principal executive officers and principal financial officer that the effectiveness of the current disclosure controls of the registrant and each of it’s series (the “registrant”) and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)         The registrant has revised, adopted and implemented written compliance policies and procedures as required by new Rule 38a-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Board of Trustees of the registrant, including a majority of the Trustees who are not interested persons, has approved the policies and procedures of the registrant and those of each investment adviser, principal underwriter, administrator, and transfer agent of the fund, based on a finding by the Board that the policies and procedures are reasonably designed to prevent violation of the Federal Securities Laws by the registrant, and by each investment adviser, principal underwriter, administrator, and transfer agent of the registrant.

Item 3.           Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Reserve Fund

By (Signature and Title)*
	/s/ Bruce R. Bent II	/s/ Arthur T. Bent III
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

Date        April 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*
	/s/ Bruce R. Bent II	/s/ Arthur T. Bent III
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

By (Signature and Title)*
/s/ Patrick J. Farrell
Patrick J. Farrell
Chief Financial Officer

Date        April 29, 2008

*  Print the name and title of each signing officer under his or her signature.